iShares
®
U.S. Oil Equipment & Services ETF
Schedule of Investments
(unaudited)
June 30, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Oil & Gas Drilling  —  15 .6%
Diamond Offshore Drilling, Inc.
(a)
................ 119,159 $ 1,845,773
Helmerich & Payne, Inc. ..................... 114,791 4,148,547
Nabors Industries, Ltd.
(a)
..................... 10,419 741,416
Noble Corp. PLC , Class A .................... 131,186 5,857,455
Patterson-UTI Energy, Inc. ................... 359,639 3,725,860
Transocean, Ltd.
(a) (b)
........................ 838,587 4,486,440
Valaris, Ltd.
(a)
............................ 72,405 5,394,172
26,199,663
a
Oil & Gas Equipment & Services  —  84 .1%
Archrock, Inc. ............................ 159,911 3,233,400
Atlas Energy Solutions, Inc. ................... 67,699 1,349,241
Baker Hughes Co. , Class A ................... 852,694 29,989,248
Bristow Group, Inc.
(a)
....................... 28,079 941,489
Cactus, Inc. , Class A ....................... 76,399 4,029,283
ChampionX Corp. ......................... 221,382 7,352,096
Core Laboratories, Inc.
(b)
..................... 54,554 1,106,901
DMC Global, Inc.
(a)
......................... 23,203 334,587
Dril-Quip, Inc.
(a)
........................... 39,976 743,554
Expro Group Holdings NV
(a)
................... 106,371 2,438,023
Halliburton Co. ........................... 258,934 8,746,790
Helix Energy Solutions Group, Inc.
(a)
............. 166,623 1,989,479
Kodiak Gas Services, Inc. .................... 24,476 667,216
Liberty Energy, Inc. , Class A .................. 176,328 3,683,492
NOV, Inc. ............................... 403,541 7,671,314
Oceaneering International, Inc.
(a)
............... 117,887 2,789,206
ProPetro Holding Corp.
(a)
..................... 95,919 831,618
RPC, Inc. ............................... 98,100 613,125
Security Shares Value
a
Oil & Gas Equipment & Services (continued)
Schlumberger Ltd. ......................... 815,024 $ 38,452,832
Select Water Solutions, Inc. , Class A ............. 93,188 997,112
TechnipFMC PLC ......................... 292,452 7,647,620
TETRA Technologies, Inc.
(a)
................... 137,069 474,259
Tidewater, Inc.
(a) (b)
......................... 56,441 5,373,748
U.S. Silica Holdings, Inc.
(a)
.................... 90,848 1,403,602
Weatherford International PLC
(a)
................ 63,149 7,732,595
140,591,830
a
Total Long-Term Investments — 99.7%
(Cost: $ 178,863,980 ) ................................ 166,791,493
a
Short-Term Securities
Money Market Funds  —  3 .4%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.48%
(c) (d) (e)
............................ 5,369,258 5,370,869
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.28%
(c) (d)
............................. 203,487 203,487
a
Total Short-Term Securities — 3.4%
(Cost: $ 5,573,500 ) .................................. 5,574,356
Total Investments — 103.1%
(Cost: $ 184,437,480 ) ................................ 172,365,849
Liabilities in Excess of Other Assets — ( 3 .1 ) % ............... (5,101,745)
Net Assets — 100.0% ................................. $ 167,264,104
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
  Shares Held
at 06/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 10,829,617  $ —  $ (5,456,698)
(a)
$ (1,716) $ (334) $ 5,370,869  5,369,258  $ 4,588
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 387,101  —  (183,614)
(a)
—  —  203,487  203,487  4,703  —
$ (1,716) $ (334)
$ 5,574,356
$ 9,291  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
U.S. Oil Equipment & Services ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .......................................................... 4 09/20/24 $ 386 $ 10,409
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 166,791,493  $ —  $ —  $ 166,791,493
Short-Term Securities
Money Market Funds ...................................... 5,574,356  —  —  5,574,356
$ 172,365,849  $ —  $ —  $ 172,365,849
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 10,409  $ —  $ —  $ 10,409
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.